Offerings	Dec. 17, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share of Lineage, Inc.
Fee Rate	0.01381%
Offering Note	Note 1.a. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the "common stock"), of Lineage, Inc. (the "Company") is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Note 1.b. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share of Lineage, Inc.
Fee Rate	0.01381%
Offering Note	See offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares of Lineage, Inc.
Fee Rate	0.01381%
Offering Note	See offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Lineage, Inc.
Fee Rate	0.01381%
Offering Note	See offering Note 1. The warrants covered by this registration statement may be preferred share warrants, common share warrants or depositary share warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts of Lineage, Inc.
Fee Rate	0.01381%
Offering Note	See offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of Lineage, Inc.
Fee Rate	0.01381%
Offering Note	See offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Lineage, Inc.
Fee Rate	0.01381%
Offering Note	See offering Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage, Inc.
Fee Rate	0.01381%
Offering Note	See offering Note 1. The Company may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by Lineage OP, LP (the "Operating Partnership") or Lineage Europe Finco B.V. ("Lineage Europe") offered pursuant to this registration statement. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Lineage OP, LP
Fee Rate	0.01381%
Offering Note	See offering Note 1.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage OP, LP
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. The Operating Partnership may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company or Lineage Europe offered pursuant to this registration statement.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Lineage Europe Finco B.V.
Fee Rate	0.01381%
Offering Note	See offering Note 1.
Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage Europe Finco B.V.
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. The Lineage Europe may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company or the Operating Partnership offered pursuant to this registration statement.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage Logistics Holdings, LLC
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 14
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage Logistics, LLC
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 15
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage Logistics Services, LLC
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 16
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage Logistics Canada Holdings, LLC
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 17
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage AUS RE Holdings, LLC
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 18
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Columbia Colstor, Inc.
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 19
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage Columbia Mezz, LLC
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 20
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage Logistics MTC, LLC
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 21
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage WA Columbia RE, LLC
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 22
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage Treasury Europe B.V.
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 23
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Boreas Logistics Holdings B.V.
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 24
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Lineage Logistics Canada Holdings Ltd.
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.
Offering: 25
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Emergent Cold Midco Pty Ltd. (ACN 622 098 293)
Fee Rate	0.01381%
Offering Note	See offering Note 1. No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby. Each of Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd (ACN 622 098 293) may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the Company, the Operating Partnership or Lineage Europe offered pursuant to this registration statement.